UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Paul R. Fearday
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2017

Item 1. Schedule of Investments.

SerenityShares Imp+A1:E44act ETF
Schedule of Investments
June 30, 2017 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 99.8%
Agriculture - 6.5%
182	Agrium, Inc.	$16,469
188	Bunge Ltd.	14,025
472	CF Industries Holdings, Inc.	13,197
200	Compass Minerals International, Inc.	13,060
813	Darling Ingredients, Inc. (a)	12,797
1,090	Potash Corp. of Saskatchewan, Inc. - ADR	17,767
391	Sociedad Quimica y Minera de Chile SA - ADR	12,911
149	Terra Nitrogen Co. LP	12,793
557	The Mosaic Co.	12,716
660	Zoetis, Inc.	41,171
		166,906
Assisting Disabled - 2.6%
535	Aflac, Inc.	41,559
198	Amedisys, Inc. (a)	12,436
305	Unum Group	14,222
		68,217
Bringing Cultures Together - 5.3%
209	Expedia, Inc.	31,131
49	The Priceline Group, Inc. (a)	91,655
352	TripAdvisor, Inc. (a)	13,446
		136,232
Community Building - 11.0%
590	Facebook, Inc. - Class A (a)	89,078
576	Netflix, Inc. (a)	86,060
976	Twitter, Inc. (a)	17,441
858	Walt Disney Co.	91,163
		283,742
Education - 2.5%
271	2U, Inc. (a)	12,715
167	Bright Horizons Family Solutions, Inc. (a)	12,894
1,025	Houghton Mifflin Harcourt Co. (a)	12,608
399	Nord Anglia Education, Inc. (a)	12,995
1,448	Pearson PLC - ADR	12,989
		64,201
Empowerment - 0.5%
666	Western Union Co.	12,687
Energy Efficiency - 6.6%
345	Alarm.com Holdings, Inc. (a)	12,982
177	EnerSys	12,824
675	Honeywell International, Inc.	89,971
1,248	Johnson Controls International PLC	54,113
		169,890
Environmental - 4.1%
935	Danaher Corp.	78,905
392	DigitalGlobe, Inc. (a)	13,053
281	Tetra Tech, Inc.	12,856
		104,814

Forestry - 2.3%
276	Potlatch Corp. (b)	12,613
440	Rayonier, Inc. (b)	12,659
1,021	Weyerhaeuser Co. (b)	34,203
		59,475

Green Tech - 7.3%
3,281	General Electric Co.	88,620
298	Mobileye NV (a)	18,714
226	Tesla, Inc. (a)	81,724
		189,058
Healthy Foods - 2.3%
384	Hain Celestial Group, Inc. (a)	14,907
583	Sprouts Farmers Market, Inc. (a)	13,216
369	United Natural Foods, Inc. (a)	13,542
442	Whole Foods Market, Inc.	18,613
		60,278
Information Access - 7.4%
96	Alphabet, Inc. (a)	87,238
626	Apple, Inc.	90,157
220	WebMD Health Corp. (a)	12,903
		190,298
Local Healthcare - 15.1%
271	Acadia Healthcare Co, Inc. (a)	13,382
1,139	CVS Health Corp.	91,644
480	Care Capital Properties, Inc. (b)	12,816
264	DaVita, Inc. (a)	17,097
209	Envision Healthcare Corp. (a)	13,098
491	HCA Healthcare, Inc. (a)	42,815
265	HealthSouth Corp.	12,826
200	LifePoint Health, Inc. (a)	13,430
962	Medical Properties Trust, Inc. (b)	12,381
214	MEDNAX, Inc. (a)	12,919
183	Molina Healthcare, Inc. (a)	12,660
855	Select Medical Holdings Corp. (a)	13,124
688	Tenet Healthcare Corp. (a)	13,306
130	Universal Health Services, Inc. - Class B	15,871
1,168	Walgreens Boots Alliance, Inc.	91,466
		388,835
Miscellaneous - 1.2%
374	Hologic, Inc. (a)	16,972
139	VCA, Inc. (a)	12,831
		29,803
Pollution Control - 1.0%
242	Clean Harbors, Inc. (a)	13,511
286	Donaldson Co., Inc.	13,024
		26,535
Recycling & Waste - 4.7%
934	Covanta Holding Corp.	12,329
455	Republic Services, Inc.	28,997
165	Stericycle, Inc. (a)	12,593
359	Waste Connections, Inc.	23,095
595	Waste Management, Inc.	43,643
		120,657
Renewable Energy - 4.9%
403	Brookfield Renewable Partners LP	12,872
812	CPFL Energia SA - ADR	12,951
323	First Solar, Inc. (a)	12,881
329	NextEra Energy Partners LP	12,170
733	NRG Energy, Inc.	12,622
712	NRG Yield, Inc. - Class C	12,531

216	Ormat Technologies, Inc.	12,675
515	Pattern Energy Group, Inc.	12,278
276	Portland General Electric Co.	12,611
1,063	TerraForm Power, Inc. - Class A (a)	12,756
		126,347
Safety & Security - 2.1%
166	Allegion PLC	13,466
164	MSA Safety, Inc.	13,312
191	Oshkosh Corp.	13,156
556	West Corp.	12,966
		52,900
Senior Housing & Care - 6.5%
868	Brookdale Senior Living, Inc. (a)	12,768
643	HCP, Inc. (b)	20,550
262	LTC Properties, Inc. (b)	13,464
164	National Health Investors, Inc. (b)	12,989
380	Omega Healthcare Investors, Inc. (b)	12,548
519	Sabra Health Care REIT, Inc. (b)	12,508
606	Senior Housing Properties Trust (b)	12,387
478	Ventas, Inc. (b)	33,211
488	Welltower, Inc. (b)	36,527
		166,952
Water - 5.9%
182	ALLETE, Inc.	13,046
269	American States Water Co.	12,753
240	American Water Works Co., Inc.	18,708
386	Aqua America, Inc.	12,854
354	California Water Service Group	13,027
1,366	Cia de Saneamento Basico do Estado de Sao Paulo - ADR	13,004
188	Itron, Inc. (a)	12,737
242	Pentair PLC	16,103
546	Rexnord Corp. (a)	12,695
204	Watts Water Technologies, Inc. - Class A	12,893
240	Xylem, Inc.	13,303
		151,123
TOTAL COMMON STOCKS (Cost $2,582,643)		2,568,950

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
6,649	Short-Term Investment Trust - Government & Agency Portfolio Class I, 0.88% (c)	6,649
TOTAL SHORT-TERM INVESTMENTS (Cost $6,649)		6,649

TOTAL INVESTMENTS - 100.1% (Cost $2,582,643)		2,575,599
Liabilities in Excess of Other Assets - (0.1)%		(1,932)
NET ASSETS - 100.0%		$2,573,667

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Real Estate Investment Trust ("REIT")
(c)	Annualized seven-day yield as of June 30, 2017.

The cost basis of investments for federal income tax purposes at June 30, 2017 is as follows*:
Cost of investments		$2,582,643
Gross unrealized appreciation		41,713
Gross unrealized depreciation		(48,757)
Net unrealized depreciation		$(7,044)

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.

Valuation Measurements (unaudited)
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on the NASDAQ Global Market ("NASDAQ") are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price ("NOCP"). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.  Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value per share.

Debt securities are valued by using the mean between the closing bid and asked prices provided by an independent pricing service. If the closing bid and asked prices are not readily available, the independent pricing service may provide a price determined by a matrix pricing method. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.

Short-term securities, including repurchase agreements, that have maturities of less than 60 days at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund's Board of Trustees (the "Board").  When a security is "fair valued," consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board.  The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2017:
SerenityShares Impact ETF
Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$ 2,568,950	$ -	$ -	$ 2,330,094
Short-Term Investments	6,649	-	-	238,856
Total Investments in Securities	$ 2,575,599	$ -	$ -	$ 2,575,599
^ See Schedule of Investments for industry breakouts.

For the period ended June 30, 2017, there were no transfers into or out of Level 1, 2, or 3. It is the Fund's policy to record transfers into or out of Levels at the end of the period.

Item 2. Controls and Procedures.

(a)
The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ETF Series Solutions

By (Signature and Title)* /s/ Paul R. Fearday
                                              Paul R. Fearday, President (principal executive officer)

Date                                      August 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Paul R. Fearday
                                              Paul R. Fearday, President (principal executive officer)

Date                                      August 23, 2017

By (Signature and Title)* /s/ Kristen M. Weitzel
                                              Kristen M. Weitzel, Treasurer (principal financial officer)

Date                                      August 23, 2017

* Print the name and title of each signing officer under his or her signature.